Hospice Revenue Recognition	12 Months Ended
Dec. 31, 2013
Hospice Revenue Recognition [Abstract]
Hospice Revenue Recognition

2.Hospice Revenue Recognition

VITAS recognizes revenue at the estimated realizable amount due from third-party payers, which are primarily Medicare and Medicaid.  Payers may deny payment for services in whole or in part on the basis that such services are not eligible for coverage and do not qualify for reimbursement.  We estimate denials each period and make adequate provision in the financial statements.  The estimate of denials is based on historical trends and known circumstances and does not vary materially from period to period on an aggregate basis.  Medicare billings are subject to certain limitations, as described below.

The allowance for doubtful accounts for VITAS comprises the following (in thousands):

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2011	$4,917	$3,097	$1,569	$420	$10,003
Bad debt provision	1,393	4,794	2,034	(12)	8,209
Write-offs	(2,496)	(3,787)	(2,956)	(760)	(9,999)
Other/Contractual adjustments	397	130	542	205	1,274
Ending Balance December 31, 2012	4,211	4,234	1,189	(147)	9,487
Bad debt provision	506	5,169	3,084	591	9,350
Write-offs	(1,304)	(4,361)	(2,691)	(534)	(8,890)
Other/Contractual adjustments	462	152	622	112	1,348
Ending Balance December 31, 2013	$3,875	$5,194	$2,204	$22	$11,295

VITAS is subject to certain limitations on Medicare payments for services.  Specifically, if the number of inpatient care days any hospice program provides to Medicare beneficiaries exceeds 20% of the total days of hospice care such program provided to all Medicare patients for an annual period beginning September 28, the days in excess of the 20% figure may be reimbursed only at the routine homecare rate.  None of VITAS’ hospice programs exceeded the payment limits on inpatient services in 2013, 2012 or 2011.

VITAS is also subject to a Medicare annual per-beneficiary cap (“Medicare cap”).  Compliance with the Medicare cap is measured in one of two ways based on a provider election.  The “streamlined” method compares total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by that Medicare provider number between November 1 of each year and October 31 of the following year with the product of the per-beneficiary cap amount and the number of Medicare beneficiaries electing hospice care for the first time from that hospice program or programs from September 28 through September 27 of the following year.

The “proportional” method compares the total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by the Medicare provider number between September 28 and September 27 of the following year with the product of the per beneficiary cap amount and a pro-rated number of Medicare beneficiaries receiving hospice services from that program during the same period.  The pro-rated number of Medicare beneficiaries is calculated based on the ratio of days the beneficiary received hospice services during the measurement period to the the total number of days the beneficiary received hospice services.

We actively monitor each of our hospice programs, by provider number, as to their specific admission, discharge rate and median length of stay data in an attempt to determine whether revenues are likely to exceed the annual per-beneficiary Medicare cap.  Should we determine that revenues for a program are likely to exceed the Medicare cap based on projected trends, we attempt to institute corrective actions, which include changes to the patient mix and increased patient admissions.  However, should we project our corrective action will not prevent that program from exceeding its Medicare cap, we estimate the amount of revenue recognized during the period that will require repayment to the Federal government under the Medicare cap and record the amount as a reduction to service revenue.

During the year ended December 31, 2013, we reversed the Medicare cap liability for amounts recorded in the fourth quarter of 2012 for three programs’ projected 2013 measurement period liability. During 2013 this reversal was offset by the Medicare cap liability for two programs’ projected 2014 measurement period liability.   For the year ended December 31, 2012, we recorded pretax charges in continuing operations for the estimated Medicare cap liability for three programs’ projected liability through year end for the 2013 measurement period.  This amount was subsequently reversed during the 2013 fiscal year due to increased admission.  The net pretax expense/(income) was $7.0 million,                   ($1.7 million), and $1.6 million for fiscal years 2013, 2012 and 2011, respectively.

Shown below is the Medicare cap liability activity for the years ended December 31, 2013 and 2012 in thousands):

	2013	2012
Beginning Balance January 1,	$ 1,261	$ 2,965
2014 measurement period	3,881	-
2013 measurement period	3,181	874
2012 measurement period	-	(2,578)
2010 measurement period	(63)	-
Ending Balance December 31,	$ 8,260	$ 1,261